Dividend Payable	12 Months Ended
Dec. 31, 2015
Dividend Payable [Abstract]
DIVIDEND PAYABLE

NOTE 6 – DIVIDEND PAYABLE

	December 31, 2015	December 31, 2014
Dividend Payable	$1,169,513	$935,038

The dividends for preferred shares are cumulative. Dividend payable was based on 5% annual rate of issued preferred shares.